Derivatives and Hedging Activities (Schedule of Interest Rate Derivatives) (Details) - Designated as Hedging Instrument - Cash Flow Hedging - Interest Rate Swap $ in Thousands	Dec. 31, 2016 USD ($) derivative	Dec. 31, 2015 USD ($) derivative
Derivative [Line Items]
Number of Instruments (in derivatives) | derivative	1	1
Notional Amount | $	$ 34,098	$ 34,098